Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-based Compensation Expenses

Share‑based compensation was recognized in operating cost and expenses for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
	(RMB in thousands)
Processing and servicing cost	8,111	10,472	11,391
Sales and marketing expenses	18,223	28,611	32,486
Research and development expenses	33,169	42,977	46,116
General and administrative expenses	63,133	95,202	108,832
Total share‑based compensation expenses	122,636	177,262	198,825

Summary of Number of Shares Available for Issuance

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2017	20,483
Granted	(7,576)
Cancelled/forfeited	926
December 31, 2018	13,833
Additions	3,512
Granted	(10,849)
Cancelled/forfeited	1,903
December 31, 2019	8,399
Additions	3,594
Granted	(3,005)
Cancelled/forfeited	3,035
Expired	(496)
December 31, 2020	11,527

Schedule of Activities for Stock Options

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2017	34,648	0.0001	7.44	1,573,424
Granted*	6,263	5.1500
Exercised	(19,911)	0.0001
Cancelled/forfeited	(858)	1.9962
December 31, 2018	20,142	1.5164	7.95	353,559
Granted*	5,091	0.5000
Exercised	(7,798)	0.2548
Cancelled/forfeited	(1,194)	2.3996
December 31, 2019	16,241	1.7386	8.22	589,871
Granted*	2,829	0.5000
Exercised	(3,140)	0.2399
Cancelled/forfeited	(2,270)	2.1589
December 31, 2020	13,660	1.7569	7.87	189,072
Vested and expected to vest as of December 31, 2020	12,765	1.7723	7.86	175,919
Exercisable as of December 31, 2020	5,066	2.0893	7.02	64,574

*	No stock options were granted to non-employee directors for the years presented.

The following table sets forth the summary of activities for stock options granted to non‑employees:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2017	500	0.0001	9.58	22,706
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2018	500	0.0001	8.58	12,439
Granted	—	—
Exercised	(90)	0.0001
Cancelled/forfeited	—	—
December 31, 2019	410	0.0001	7.58	19,864
Granted	—	—	—	—
Exercised	—	—	—	—
Cancelled/forfeited	—	—	—	—
December 31, 2020	410	0.0001	6.58	8,962
Vested and expected to vest as of December 31, 2020	410	0.0001	6.58	8,962
Exercisable as of December 31, 2020	285	0.0001	6.58	6,229

Schedule of Estimated Fair Value of Stock Option Granted	the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year Ended December 31,
	2018	2019	2020
Expected volatility	52.1%~54.9%	41.81%~42.09%	45.25%~48.26%
Risk-free interest rate (per annum)	3.65%~3.74%	1.80%~1.81%	0.67%~0.88%
Exercise multiples	2.2~2.8	1.5~2.5	1.5
Expected dividend yield	—	—	—
Expected term (in years)	9.8~10.0	10.0	10.0
Fair value of the underlying shares on the date of grants (US$)	3.70~4.57	5.02~6.02	3.15~4.15

Summary of Activities for Restricted Shares Units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

	Shares Outstanding	Weighted Average Grant Date Fair Value
	(In thousands)	US$
December 31, 2017	—	—
Granted*	1,313	7.45
Vested	(8)	7.99
Cancelled/forfeited	(68)	7.02
December 31, 2018	1,237	7.47
Granted*	5,758	5.10
Vested	(292)	7.49
Cancelled/forfeited	(709)	5.78
December 31, 2019	5,994	5.39
Granted*	176	4.27
Vested	(1,527)	5.43
Cancelled forfeited	(989)	5.57
December 31, 2020	3,654	5.27

*No restricted share units were granted to non-employee directors for the years presented.